Subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Billions	Oct. 01, 2024	May 14, 2024	Apr. 10, 2024
Shares Repurchased [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares for repurchase		30,000,000
Total purchase price for repurchase		¥ 250
Period of repurchase start date		May 15, 2024
Period of repurchase end date		May 14, 2025
Repurchase of shares	150,000,000
Share Cancellation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares cancelled			12,612,300
Stock cancellation date			Apr. 10, 2024
Implementation of stock split of common stock [member]
Disclosure of non-adjusting events after reporting period [line items]
Total number of authorized shares following stock split		18,000,000,000
Implementation of stock split of common stock [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Total number of authorized shares following stock split		3,600,000,000
Implementation of stock split of common stock [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Total number of authorized shares following stock split		18,000,000,000